Filed pursuant to Rule 497(e)
File Nos. 333-148624 and 811-22167
ALLIANZ FUNDS MULTI-STRATEGY TRUST
Supplement Dated June 1, 2012
to the Statutory Prospectus for Class A, C and R Shares of Allianz Funds Multi-Strategy Trust
Dated April 2, 2012 (as revised June 1, 2012)
Disclosure Relating to the Allianz AGIC International Growth Opportunities Fund
     Sub-Adviser Change
     On April 4, 2012, the Board of Trustees of the Allianz AGIC International Growth Opportunities Fund (the “Fund”) approved a change in the sub-adviser to the Fund. Currently, Allianz Global Investors Fund Management LLC (“AGIFM”) is the Fund’s manager and pursuant to a sub-advisory agreement has delegated the day-to-day management of the Fund’s portfolio to Allianz Global Investors Capital Management LLC (“AGI Capital”). It is expected that a proxy statement (the “Proxy Statement”) will be mailed to shareholders on or about May 21, 2012 for a shareholder meeting to be held on or about July 11, 2012. Subject to shareholder approval, the Fund’s management will transition to RCM Capital Management LLC (“RCM”) pursuant to a Sub-Advisory Agreement between AGIFM and RCM. RCM will further delegate management of the Fund to Allianz Global Investors Europe GmbH (“AGI Europe”) pursuant to the terms of a Portfolio Management Agreement. These changes are expected to be implemented, subject to shareholder approval, on or about July 13, 2012. There will be no changes in investment advisory fees paid by the Fund as a result of the sub-adviser changes. AGIFM will continue to receive the same management fee at the annual fee rate of 1.00% of the Fund’s average daily net assets. It is proposed that AGIFM will pay RCM a sub-advisory fee at the rate of 0.65%, the same fee that is currently paid to AGI Capital. RCM will pay a portion of its sub-advisory fee to AGI Europe.
     If and when RCM takes over portfolio management responsibilities, the Fund’s name will be changed to “Allianz RCM International Small-Cap Fund”. In connection with the Fund’s name change, the Fund will adopt a new investment policy consistent with Rule 35d-1 under the Investment Company Act of 1940, which generally governs fund names that are suggestive of a particular type of investment. As proposed, the Fund would adopt a non-fundamental policy to invest at least 80% of its net assets (plus borrowings made for investment purposes) in companies with smaller market capitalizations. The Fund currently considers smaller market capitalization companies to be companies with market capitalizations of below $5 billion. In addition, the Fund’s stated benchmark will change from the S&P Developed ex-US Small Cap Growth Index to the MSCI World ex-USA Small Cap Index (net of withheld fees). Shareholders should refer to the Proxy Statement for more information regarding these proposed changes to the Fund and its strategy. Subject to shareholder approval, an additional supplement to the Fund’s statutory prospectus, which will reflect the new sub-advisers and revised strategy disclosure, will be filed following such approval.
     New Portfolio Managers
     Subject to shareholder approval, the following portfolio managers would assume responsibility for the Fund on or about July 13, 2012:
     Andrew Neville, who is a portfolio manager on the Allianz RCM Global Small-Cap Fund, is proposed as the lead portfolio manager for the Fund. Andrew joined RCM in July 2004 as a portfolio manager specializing in UK small and mid-cap company portfolios. Andrew also has responsibility for analyzing the mid-cap universe which provides input into the Mid-Cap, Growth, High Alpha and Core portfolios. Andrew joined RCM from Baring Asset Management where he managed the Baring UK Smaller Companies Trust as well as a number of UK smaller companies institutional mandates. Prior to joining Baring, Andrew trained as a portfolio manager at AIB Govett Asset Management. Andrew is a qualified chartered accountant and has also previously worked as an audit manager for Deloitte & Touche.
     Dennis Lai, Portfolio Manager, has been a manager of the Allianz RCM Global Small Cap Fund since 2010 and is responsible for Asia-Pacific (ex-Japan) investment opportunities.

Filed pursuant to Rule 497(e)
File Nos. 333-148624 and 811-22167
     Koji Nakatsuka, CFA, CMA, Portfolio Manager, has been a manager of the Allianz RCM Global Small-Cap Fund since 2010 and is responsible for Japanese investment opportunities.

Filed pursuant to Rule 497(e)
File Nos. 333-148624 and 811-22167
ALLIANZ FUNDS MULTI-STRATEGY TRUST
Supplement Dated June 1, 2012
to the Statutory Prospectus for Institutional Class, Administrative Class and Class D and P Shares of
Allianz Funds Multi-Strategy Trust
Dated April 2, 2012 (as revised June 1, 2012)
     Disclosure Relating to the Allianz AGIC International Growth Opportunities Fund
     Sub-Adviser Change
     On April 4, 2012, the Board of Trustees of the Allianz AGIC International Growth Opportunities Fund (the “Fund”) approved a change in the sub-adviser to the Fund. Currently, Allianz Global Investors Fund Management LLC (“AGIFM”) is the Fund’s manager and, pursuant to a sub-advisory agreement, has delegated the day-to-day management of the Fund’s portfolio to Allianz Global Investors Capital Management LLC (“AGI Capital”). It is expected that a proxy statement (the “Proxy Statement”) will be mailed to shareholders on or about May 21, 2012 for a shareholder meeting to be held on or about July 11, 2012. Subject to shareholder approval, the Fund’s management will transition to RCM Capital Management LLC (“RCM”) pursuant to a Sub-Advisory Agreement between AGIFM and RCM. RCM will further delegate management of the Fund to Allianz Global Investors Europe GmbH (“AGI Europe”) pursuant to the terms of a Portfolio Management Agreement. These changes are expected to be implemented, subject to shareholder approval, on or about July 13, 2012. There will be no changes in investment advisory fees paid by the Fund as a result of the sub-adviser changes. AGIFM will continue to receive the same management fee at the annual fee rate of 1.00% of the Fund’s average daily net assets. It is proposed that AGIFM will pay RCM a sub-advisory fee at the rate of 0.65%, the same fee that is currently paid to AGI Capital. RCM will pay a portion of its sub-advisory fee to AGI Europe.
     If and when RCM takes over portfolio management responsibilities, the Fund’s name will be changed to “Allianz RCM International Small-Cap Fund”. In connection with the Fund’s name change, the Fund will adopt a new investment policy consistent with Rule 35d-1 under the Investment Company Act of 1940, which generally governs fund names that are suggestive of a particular type of investment. As proposed, the Fund would adopt a non-fundamental policy to invest at least 80% of its net assets (plus borrowings made for investment purposes) in companies with smaller market capitalizations. The Fund currently considers smaller market capitalization companies to be companies with market capitalizations of below $5 billion. In addition, the Fund’s stated benchmark will change from the S&P Developed ex-US Small Cap Growth Index to the MSCI World ex-USA Small Cap Index (net of withheld fees). Shareholders should refer to the Proxy Statement for more information regarding these proposed changes to the Fund and its strategy. Subject to shareholder approval, an additional supplement to the Fund’s statutory prospectus, which will reflect the new sub-advisers and revised strategy disclosure, will be filed following such approval.
     New Portfolio Managers
     Subject to shareholder approval, the following portfolio managers would assume responsibility for the Fund on or about July 13, 2012:
     Andrew Neville, who is a portfolio manager on the Allianz RCM Global Small-Cap Fund, is proposed as the lead portfolio manager for the Fund. Andrew joined RCM in July 2004 as a portfolio manager specializing in UK small and mid-cap company portfolios. Andrew also has responsibility for analyzing the mid-cap universe which provides input into the Mid-Cap, Growth, High Alpha and Core portfolios. Andrew joined RCM from Baring Asset Management where he managed the Baring UK Smaller Companies Trust as well as a number of UK smaller companies institutional mandates. Prior to joining Baring, Andrew trained as a portfolio manager at AIB Govett Asset Management. Andrew is a qualified chartered accountant and has also previously worked as an audit manager for Deloitte & Touche.

Filed pursuant to Rule 497(e)
File Nos. 333-148624 and 811-22167
     Dennis Lai, Portfolio Manager, has been a manager of the Allianz RCM Global Small Cap Fund since 2010 and is responsible for Asia-Pacific (ex-Japan) investment opportunities.
     Koji Nakatsuka, CFA, CMA, Portfolio Manager, has been a manager of the Allianz RCM Global Small-Cap Fund since 2010 and is responsible for Japanese investment opportunities.